Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Vident International Equity Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Vident International Equity Strategy ETF NAV
Account Value	$ 13,874	$ 11,940	$ 10,823	$ 12,850	$ 9,645	$ 9,840	$ 10,651	$ 11,207	$ 8,708	$ 8,240	$ 10,000
Vident U.S. Bond Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Vident U.S. Bond Strategy ETF NAV
Account Value	$ 11,457	10,549	10,597	12,099	11,925	11,438	10,363	10,620	10,568	9,992
Vident U.S. Equity Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Vident U.S. Equity Strategy ETF NAV
Account Value	$ 24,101	20,693	17,209	18,436	12,267	11,944	13,968	11,644	10,267	9,630	10,000
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Vident International Equity Strategy ETF Market
Account Value	$ 13,772	11,890	10,794	12,761	9,588	9,805	10,610	11,199	8,633	8,102	10,000
Morningstar Global Markets ex-US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Markets ex-US Index
Account Value	$ 15,993	13,581	12,165	15,115	11,992	11,031	11,457	11,040	9,313	8,855	10,000
Vident Core Int'l Equity Index/Vident Int'l Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Vident Core International Equity Index/Vident International Equity Index
Account Value	$ 15,355	13,050	11,624	13,606	10,107	10,248	11,048	11,554	8,922	8,358	10,000
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Vident U.S. Bond Strategy ETF Market
Account Value	$ 11,455	10,554	10,569	12,061	11,897	11,421	10,343	10,627	10,559	9,994
FTSE Broad Investment-Grade (BIG) Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Broad Investment Grade Bond Index
Account Value	$ 11,645	10,844	10,981	12,443	12,438	11,673	10,582	10,694	10,644	10,040
Vident Core U.S Bond Index/Vident Core U.S Bond Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Vident Core U.S Bond Index/Vident Core U.S Bond Strategy Index
Account Value	$ 12,344	11,310	11,282	12,811	12,535	11,934	10,736	10,924	10,779	10,114
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Vident U.S. Equity Strategy ETF Market
Account Value	$ 24,153	20,746	17,250	18,486	12,319	11,963	14,005	11,685	10,293	9,661	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 33,882	26,650	22,986	25,893	19,740	16,189	15,730	13,145	11,309	10,048	10,000
Vident Core U.S.Stock/Vident Core U.S. Equity/Vident U.S Quality [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Vident U.S Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index
Account Value	$ 24,602	$ 21,004	$ 17,381	$ 18,602	$ 12,349	$ 11,983	$ 13,954	$ 11,629	$ 10,245	$ 9,629	$ 10,000